10-Q Abacus Settlements LLC - REVENUE	3 Months Ended
Mar. 31, 2024
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
REVENUE	REVENUES
Disaggregated Revenue—The disaggregation of the Company’s revenue by major sources is as follows:

	Three Months Ended
	March 31, 2024	March 31, 2023
Portfolio servicing revenue:
Related party serving revenue	$185,185	$213,447
Portfolio servicing revenue	32,750	89,424
Total portfolio servicing revenue	217,935	302,871
Active management revenue:
Investment income from life insurance policies
held using the investment method	500,000	8,392,334
Revenue from fee-based services and realized and unrealized gains
from life insurance policies held using the fair value method	19,296,999	1,578,184
Total active management revenue	19,796,999	9,970,518
Origination revenue:
Agent	557,500	—
Broker	883,250	—
Client direct	31,500	—
Total origination revenue	1,472,250	—
Total revenue	$21,487,184	$10,273,389
Contract Balances—We had no contract assets at March 31, 2024 and December 31, 2023. The balances of contract liabilities arising from originated contracts with customers were as follows:

	March 31, 2024	December 31, 2023
Contract liabilities, deposits on pending settlements	$667,500	$507,000
Total contract liabilities	$667,500	$507,000
Revenue recognized during the first quarter of 2024 that was included in our contract liabilities balance at December 31, 2023 was $507,000, less $347,000 intercompany revenue that was eliminated in consolidation.

Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
REVENUE	REVENUE
Disaggregated Revenue—The following table presents a disaggregation of Abacus’ revenue by major sources for three months ended March 31, 2023:

Three Months Ended March 31,
2023
Agent	$3,808,614
Broker	1,866,474
Client direct	624,898
Total	$6,299,986
REVENUE
Disaggregated Revenue—The following table presents a disaggregation of Abacus’ revenue by major sources:

	Six Months Ended June 30 2023	Year Ended December 31 2022
Agent	$7,143,016	$12,156,552
Broker	4,675,973	9,938,808
Client direct	1,365,687	3,108,103
Total	$13,184,676	$25,203,463